CECL (Details 4) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other financial assets, Held At Amortized Cost, Allowance for Credit Losses [Roll Forward]
Cash and due from banks, held at amortized cost, Allowance for Credit Loss, Beginning Balance	SFr (0)
Interest-bearing deposits with banks, held at amortized cost, Allowance for Credit Loss, Beginning Balance	(0)
Securities purchased under resale agreements and securities borrowing transactions, held at amortized cost, Allowance for Credit Loss, Beginning Balance	(0)
Brokerage receivables, held at amortized cost, Allowance for Credit Loss, Beginning Balance	4,081
Other assets, held at amortized cost, Allowance for Credit Loss, Beginning Balance	37
Other financial assets, held at amortized cost, Allowance for Credit Loss, Beginning Balance	4,118	SFr 4,214	SFr 48
Other financial assets, Current-period provision for expected credit losses	127	(135)	4,295
Other financial assets, Gross write-offs	(4,035)	(7)	(8)
Other financial assets, Recovery	2	0	0
Other financial assets, Net write-offs	(4,033)	(7)	(8)
Other financial assets, Foreign currency translation impact and other adjustments, net	(51)	46	(121)
Cash and due from banks, held at amortized cost, Allowance for Credit Loss, Ending Balance	108	(0)
Interest-bearing deposits with banks, held at amortized cost, Allowance for Credit Loss, Ending Balance	(0)	(0)
Securities purchased under resale agreements and securities borrowing transactions, held at amortized cost, Allowance for Credit Loss, Ending Balance	(0)	(0)
Brokerage receivables, held at amortized cost, Allowance for Credit Loss, Ending Balance	(0)	4,081
Other assets, held at amortized cost, Allowance for Credit Loss, Ending Balance	53	37
Other financial assets, held at amortized cost, Allowance for Credit Loss, Ending Balance	161	4,118	4,214
Other financial assets, individually evaluated	129	4,096	4,200
Other financial assets, collectively evaluated	32	22	14
Other financial assets change in method credit loss expense reversal	3	0	0
Debt securities held-to-maturity, before allowance for credit losses	1,417	921
Debt securities issued by foreign governments
Other financial assets, Held At Amortized Cost, Allowance for Credit Losses [Roll Forward]
Debt securities held-to-maturity, before allowance for credit losses	1,259	921
Corporate debt securities
Other financial assets, Held At Amortized Cost, Allowance for Credit Losses [Roll Forward]
Debt securities held-to-maturity, before allowance for credit losses	SFr 158	0
Archegos Capital Management [Member]
Other financial assets, Held At Amortized Cost, Allowance for Credit Losses [Roll Forward]
Other financial assets, Current-period provision for expected credit losses		SFr (155)	SFr 4,307